Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
NCE EIP
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 173,918,302	$ 141,583,226
EBP, Investment, Plan Interest in Master Trust, Fair Value	200,400,524	169,236,365
EBP, Investment, Fair Value	200,400,524	169,236,365
EBP, Employer Contribution, Receivable	2,737,024	2,564,466
EBP, Participant Contribution, Receivable	2,039	260,922
EBP, Note Receivable from Participant	4,700,647	4,870,783
EBP, Receivable	7,439,710	7,696,171
EBP, Net Asset Available for Benefit	207,840,234	176,932,536
NCE EIP | Xcel Energy Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	26,482,222	27,653,139
NCE ESSOP
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	612,868,126	521,009,770
EBP, Investment, Plan Interest in Master Trust, Fair Value	657,509,575	565,715,962
EBP, Investment, Fair Value	657,509,575	565,715,962
EBP, Employer Contribution, Receivable	11,708,168	12,063,735
EBP, Participant Contribution, Receivable	11,292	574,108
EBP, Note Receivable from Participant	7,652,267	7,270,037
EBP, Receivable	19,371,727	19,907,880
EBP, Net Asset Available for Benefit	676,881,302	585,623,842
NCE ESSOP | Xcel Energy Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 44,641,449	$ 44,706,192